Fair Value Measurement - Summary of Changes in Fair Value of all Financial Assets and Liabilities Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs (Detail) (Contingent Consideration Obligations [Member], USD $)
In Millions, unless otherwise specified
	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Contingent Consideration Obligations [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Contingent consideration obligations, beginning balance	$ 363.1	$ 181.6
Net transfers in to (out of) Level 3	(342.7)
Purchases and settlements, net	176.9	197.3
Net accretion and fair value adjustments	9.7	(21.3)
Foreign currency translation	0.8	5.5
Contingent consideration obligations, ending balance	$ 207.8	$ 363.1